CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CAD / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends declared per share	CAD 1.4000	CAD 1.4000	CAD 1.3500
Retained Earnings [Member]
Dividends declared per share	CAD 1.4000	CAD 1.4000	CAD 1.3500